Distribution Date:	11/18/25	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9090
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06427DAN3	1.957000%	27,490,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06427DAP8	3.116000%	52,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06427DAQ6	3.366000%	33,360,000.00	5,729,873.09	802,536.25	16,072.29	0.00	0.00	818,608.54	4,927,336.84	34.89%	30.00%
A-3	06427DAR4	3.311000%	175,000,000.00	165,911,544.24	12,339,355.01	457,777.60	0.00	0.00	12,797,132.61	153,572,189.23	34.89%	30.00%
A-4	06427DAS2	3.574000%	361,236,000.00	361,236,000.00	0.00	1,075,881.22	0.00	0.00	1,075,881.22	361,236,000.00	34.89%	30.00%
A-S	06427DAV5	3.748000%	92,824,000.00	92,824,000.00	0.00	289,920.29	0.00	0.00	289,920.29	92,824,000.00	23.26%	20.00%
B	06427DAW3	3.879000%	46,412,000.00	46,412,000.00	0.00	150,026.79	0.00	0.00	150,026.79	46,412,000.00	17.44%	15.00%
C	06427DAX1	4.352000%	35,969,000.00	35,969,000.00	0.00	130,447.57	0.00	0.00	130,447.57	35,969,000.00	12.94%	11.13%
D	06427DAC7	3.250000%	38,290,000.00	38,290,000.00	0.00	103,702.08	0.00	0.00	103,702.08	38,290,000.00	8.14%	7.00%
E	06427DAE3	4.632584%	16,244,000.00	16,244,000.00	0.00	62,709.75	0.00	0.00	62,709.75	16,244,000.00	6.11%	5.25%
F	06427DAG8	4.632584%	13,924,000.00	13,924,000.00	0.00	53,753.42	0.00	0.00	53,753.42	13,924,000.00	4.36%	3.75%
G*	06427DAJ2	4.632584%	34,809,005.00	34,809,005.00	0.00	133,844.80	0.00	0.00	133,844.80	34,809,005.00	0.00%	0.00%
R	06427DAL7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2CNFB2	4.632584%	48,854,631.88	42,702,601.21	691,678.49	164,824.68	6,606.91	0.00	863,110.08	42,010,922.72	0.00%	0.00%
Regular SubTotal			977,092,636.88	854,052,023.54	13,833,569.75	2,638,960.49	6,606.91	0.00	16,479,137.15	840,218,453.79

X-A	06427DAT0	1.142706%	649,766,000.00	532,877,417.34	0.00	507,435.09	125,531.38	0.00	632,966.47	519,735,526.07
X-B	06427DAU7	0.725883%	175,205,000.00	175,205,000.00	0.00	105,981.92	0.00	0.00	105,981.92	175,205,000.00
X-D	06427DAA1	1.382584%	38,290,000.00	38,290,000.00	0.00	44,115.95	0.00	0.00	44,115.95	38,290,000.00
Notional SubTotal			863,261,000.00	746,372,417.34	0.00	657,532.96	125,531.38	0.00	783,064.34	733,230,526.07

Deal Distribution Total					13,833,569.75	3,296,493.45	132,138.29	0.00	17,262,201.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06427DAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06427DAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06427DAQ6	171.75878567	24.05684203	0.48178327	0.00000000	0.00000000	0.00000000	0.00000000	24.53862530	147.70194365
A-3	06427DAR4	948.06596709	70.51060006	2.61587200	0.00000000	0.00000000	0.00000000	0.00000000	73.12647206	877.55536703
A-4	06427DAS2	1,000.00000000	0.00000000	2.97833333	0.00000000	0.00000000	0.00000000	0.00000000	2.97833333	1,000.00000000
A-S	06427DAV5	1,000.00000000	0.00000000	3.12333330	0.00000000	0.00000000	0.00000000	0.00000000	3.12333330	1,000.00000000
B	06427DAW3	1,000.00000000	0.00000000	3.23250000	0.00000000	0.00000000	0.00000000	0.00000000	3.23250000	1,000.00000000
C	06427DAX1	1,000.00000000	0.00000000	3.62666657	0.00000000	0.00000000	0.00000000	0.00000000	3.62666657	1,000.00000000
D	06427DAC7	1,000.00000000	0.00000000	2.70833325	0.00000000	0.00000000	0.00000000	0.00000000	2.70833325	1,000.00000000
E	06427DAE3	1,000.00000000	0.00000000	3.86048695	0.00000000	0.00000000	0.00000000	0.00000000	3.86048695	1,000.00000000
F	06427DAG8	1,000.00000000	0.00000000	3.86048693	0.00000000	0.00000000	0.00000000	0.00000000	3.86048693	1,000.00000000
G	06427DAJ2	1,000.00000000	0.00000000	3.84511996	0.01536671	0.53109045	0.00000000	0.00000000	3.84511996	1,000.00000000
R	06427DAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2CNFB2	874.07477176	14.15788971	3.37377795	0.00057620	0.01991602	0.13523610	0.00000000	17.66690377	859.91688205

Notional Certificates
X-A	06427DAT0	820.10664969	0.00000000	0.78095051	0.00000000	0.00000000	0.19319475	0.00000000	0.97414526	799.88107422
X-B	06427DAU7	1,000.00000000	0.00000000	0.60490237	0.00000000	0.00000000	0.00000000	0.00000000	0.60490237	1,000.00000000
X-D	06427DAA1	1,000.00000000	0.00000000	1.15215330	0.00000000	0.00000000	0.00000000	0.00000000	1.15215330	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/25 - 10/30/25	30	0.00	16,072.29	0.00	16,072.29	0.00	0.00	0.00	16,072.29	0.00
A-3	10/01/25 - 10/30/25	30	0.00	457,777.60	0.00	457,777.60	0.00	0.00	0.00	457,777.60	0.00
A-4	10/01/25 - 10/30/25	30	0.00	1,075,881.22	0.00	1,075,881.22	0.00	0.00	0.00	1,075,881.22	0.00
X-A	10/01/25 - 10/30/25	30	0.00	507,435.09	0.00	507,435.09	0.00	0.00	0.00	507,435.09	0.00
X-B	10/01/25 - 10/30/25	30	0.00	105,981.92	0.00	105,981.92	0.00	0.00	0.00	105,981.92	0.00
A-S	10/01/25 - 10/30/25	30	0.00	289,920.29	0.00	289,920.29	0.00	0.00	0.00	289,920.29	0.00
B	10/01/25 - 10/30/25	30	0.00	150,026.79	0.00	150,026.79	0.00	0.00	0.00	150,026.79	0.00
C	10/01/25 - 10/30/25	30	0.00	130,447.57	0.00	130,447.57	0.00	0.00	0.00	130,447.57	0.00
X-D	10/01/25 - 10/30/25	30	0.00	44,115.95	0.00	44,115.95	0.00	0.00	0.00	44,115.95	0.00
D	10/01/25 - 10/30/25	30	0.00	103,702.08	0.00	103,702.08	0.00	0.00	0.00	103,702.08	0.00
E	10/01/25 - 10/30/25	30	0.00	62,709.75	0.00	62,709.75	0.00	0.00	0.00	62,709.75	0.00
F	10/01/25 - 10/30/25	30	0.00	53,753.42	0.00	53,753.42	0.00	0.00	0.00	53,753.42	0.00
G	10/01/25 - 10/30/25	30	17,882.79	134,379.70	0.00	134,379.70	534.90	0.00	0.00	133,844.80	18,486.73
RR Interest	10/01/25 - 10/30/25	30	941.20	164,852.83	0.00	164,852.83	28.15	0.00	0.00	164,824.68	972.99
Totals			18,823.99	3,297,056.50	0.00	3,297,056.50	563.05	0.00	0.00	3,296,493.45	19,459.72

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	17,262,201.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,312,236.65	Master Servicing Fee	8,284.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,637.41
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	367.72
ARD Interest	0.00	Operating Advisor Fee	1,372.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	227.98
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,312,236.65	Total Fees	15,180.10

Principal		Expenses/Reimbursements
Scheduled Principal	669,695.76	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	13,163,873.99	Special Servicing Fees (Monthly)	563.06
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,833,569.75	Total Expenses/Reimbursements	563.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	132,138.29	Interest Distribution	3,296,493.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,833,569.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	132,138.29
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	132,138.29	Total Payments to Certificateholders and Others	17,262,201.49
Total Funds Collected	17,277,944.69	Total Funds Distributed	17,277,944.65

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	854,052,024.19	854,052,024.19	Beginning Certificate Balance	854,052,023.54
(-) Scheduled Principal Collections	669,695.76	669,695.76	(-) Principal Distributions	13,833,569.75
(-) Unscheduled Principal Collections	13,163,873.99	13,163,873.99	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	840,218,454.44	840,218,454.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	854,052,024.24	854,052,024.24	Ending Certificate Balance	840,218,453.79
Ending Actual Collateral Balance	840,218,454.50	840,218,454.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.65)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.65)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP	Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP
5,000,000 or less	15	50,908,850.89	6.06%	13	4.7268	2.057759	1.30 or less	3	30,592,510.34	3.64%	13	4.7542	1.176050
5,000,001 to 10,000,000	16	119,076,610.18	14.17%	13	4.6220	2.034447	1.31 to 1.40	5	47,388,242.87	5.64%	14	5.1401	1.390994
10,000,001 to 15,000,000	6	77,644,375.41	9.24%	14	4.9850	1.978768	1.41 to 1.50	1	2,000,640.01	0.24%	14	5.2300	1.480500
15,000,001 to 25,000,000	8	159,057,662.58	18.93%	13	4.1559	2.601385	1.51 to 1.60	4	51,710,106.02	6.15%	13	4.8357	1.602925
25,000,001 to 50,000,000	7	252,610,000.00	30.06%	13	4.4226	2.579962	1.61 to 1.70	2	7,579,114.82	0.90%	12	4.6813	1.648881
50,000,001 or greater	2	142,825,000.00	17.00%	14	4.5368	2.288864	1.71 to 1.80	4	108,099,666.57	12.87%	14	4.7160	1.788419
Totals	60	840,218,454.44	100.00%	13	4.5163	2.328772	1.81 to 2.50	21	266,163,025.45	31.68%	13	4.4349	2.186373
							2.51 to 3.00	8	178,678,806.05	21.27%	14	4.4859	2.812375
							3.01 or greater	6	109,910,386.93	13.08%	12	3.8896	3.776188
							Totals	60	840,218,454.44	100.00%	13	4.5163	2.328772
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP
							Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP
Alabama	5	79,797,284.50	9.50%	14	4.7357	1.842936
							Industrial	7	66,722,348.37	7.94%	13	4.3841	2.946952
Arizona	5	30,257,108.30	3.60%	12	4.6357	1.961752
							Lodging	4	43,052,227.95	5.12%	13	5.1473	1.750544
California	15	204,492,859.96	24.34%	13	4.8041	2.176474
							Mixed Use	7	141,581,304.53	16.85%	14	4.6913	2.440053
Colorado	1	8,981,304.53	1.07%	14	5.2070	1.980600
							Mobile Home Park	3	11,359,178.35	1.35%	12	4.0000	3.141748
Georgia	1	40,500,000.00	4.82%	12	3.7320	2.369500
							Multi-Family	2	5,909,515.90	0.70%	13	4.5265	2.216367
Illinois	6	17,095,280.74	2.03%	13	4.4607	2.118788
							Office	10	190,191,941.32	22.64%	13	4.2426	2.212186
Iowa	1	980,714.00	0.12%	13	4.0605	2.778000
							Retail	33	240,691,560.95	28.65%	13	4.3882	2.203073
Kansas	3	7,250,000.00	0.86%	12	4.5000	4.253300
							Self Storage	18	102,614,421.69	12.21%	14	4.7815	2.687830
Louisiana	2	3,489,518.00	0.42%	13	4.0605	2.778000
							Totals	90	840,218,454.44	100.00%	13	4.5163	2.328772
Missouri	7	21,400,000.00	2.55%	13	4.6655	2.653211

Nevada	2	11,695,183.97	1.39%	14	4.8513	2.586544

New Jersey	1	9,725,000.00	1.16%	14	4.7480	1.711100

New York	5	88,552,362.33	10.54%	13	3.9705	3.205082

North Carolina	2	7,785,992.23	0.93%	14	5.0406	1.601971

Oregon	1	2,000,640.01	0.24%	14	5.2300	1.480500

Pennsylvania	5	35,930,849.26	4.28%	13	4.6245	1.994772

South Carolina	2	9,241,877.11	1.10%	12	4.4332	2.310495

Texas	10	60,015,720.02	7.14%	14	4.6839	1.888031

Virginia	6	82,278,677.73	9.79%	13	4.0742	2.609460

Washington	3	79,186,757.37	9.42%	14	4.3605	2.782027

Wisconsin	1	1,465,369.00	0.17%	13	4.0605	2.778000

Totals	90	840,218,454.44	100.00%	13	4.5163	2.328772

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP	Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP
	4.5000% or less	20	366,023,163.35	43.56%	13	4.0527	2.819191	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	24	340,246,655.70	40.50%	14	4.7636	2.000911	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	9	81,529,454.42	9.70%	13	5.1449	1.970215	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	14,323,225.59	1.70%	14	5.6290	1.377600	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	840,218,454.44	100.00%	13	4.5163	2.328772	49 months or greater	54	802,122,499.06	95.47%	13	4.4934	2.360057
								Totals	60	840,218,454.44	100.00%	13	4.5163	2.328772
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP	Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP
	60 months or less	54	802,122,499.06	95.47%	13	4.4934	2.360057	Interest Only	16	518,560,000.00	61.72%	13	4.3736	2.595865
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	38	283,562,499.06	33.75%	13	4.7125	1.928827
	Totals	60	840,218,454.44	100.00%	13	4.5163	2.328772	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	840,218,454.44	100.00%	13	4.5163	2.328772
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	38,095,955.38	4.53%	12	4.9973	NAP			No outstanding loans in this group
Underwriter's Information		1	25,000,000.00	2.98%	13	3.8206	3.660000
	12 months or less	53	777,122,499.06	92.49%	13	4.5151	2.318238
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	840,218,454.44	100.00%	13	4.5163	2.328772
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801567	RT	Birmingham	AL	Actual/360	4.762%	300,677.31	0.00	0.00	N/A	01/01/27	--	73,325,000.00	73,325,000.00	11/01/25
2	1648325	MU	Seattle	WA	Actual/360	4.299%	257,301.16	0.00	0.00	N/A	01/06/27	--	69,500,000.00	69,500,000.00	11/06/25
4	310938772	OF	New York	NY	Actual/360	3.821%	82,249.03	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	11/06/25
4A	310938906	OF	New York	NY	Actual/360	3.821%	82,249.03	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	11/06/25
5	300801546	IN	Various	Various	Actual/360	4.158%	152,171.25	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	11/01/25
6	300801571	SS	Pasadena	CA	Actual/360	4.808%	171,819.22	0.00	0.00	N/A	02/01/27	--	41,500,000.00	41,500,000.00	11/01/25
7	307271007	OF	Atlanta	GA	Actual/360	3.732%	130,153.50	0.00	0.00	N/A	11/05/26	--	40,500,000.00	40,500,000.00	11/05/25
8	310937320	MU	Culver City	CA	Actual/360	5.143%	163,852.22	0.00	0.00	N/A	12/11/26	--	37,000,000.00	37,000,000.00	11/11/25
9	1648284	OF	Calabasas	CA	Actual/360	4.858%	138,048.17	0.00	0.00	N/A	12/01/26	--	33,000,000.00	33,000,000.00	11/01/25
10	300801562	RT	Fairfax	VA	Actual/360	4.169%	107,699.17	0.00	0.00	N/A	12/01/26	--	30,000,000.00	30,000,000.00	11/01/25
11	307271011	RT	Various	Various	Actual/360	4.061%	98,287.79	0.00	0.00	N/A	12/01/26	--	28,110,000.00	28,110,000.00	11/01/25
12	610936589	OF	Mill Valley	CA	Actual/360	4.500%	80,027.51	39,043.54	0.00	N/A	12/11/26	--	20,652,259.95	20,613,216.41	11/11/25
13	600936949	OF	Tempe	AZ	Actual/360	4.610%	79,917.07	30,430.00	0.00	N/A	11/11/26	--	20,131,652.08	20,101,222.08	11/11/25
14	300801516	RT	Woodbridge	VA	Actual/360	2.988%	53,393.56	0.00	0.00	N/A	11/01/26	--	20,750,000.00	20,750,000.00	11/01/25
15	1648349	RT	Plano	TX	Actual/360	4.530%	65,027.75	29,039.09	0.00	N/A	01/01/27	--	16,670,220.97	16,641,181.88	11/01/25
16	310937754	RT	Sterling	VA	Actual/360	4.780%	64,148.49	32,691.08	0.00	N/A	12/11/26	--	15,584,733.29	15,552,042.21	11/11/25
17	300801564	LO	Sacramento	CA	Actual/360	5.629%	69,630.07	41,799.19	0.00	N/A	01/01/27	--	14,365,024.78	14,323,225.59	11/01/25
18	310938394	RT	Slidell	LA	Actual/360	3.699%	42,089.35	13,213,829.35	0.00	N/A	06/11/26	--	13,213,829.35	0.00	11/11/25
19	307271019	RT	Madison	TN	Actual/360	4.994%	62,523.48	23,309.32	0.00	N/A	01/01/27	--	14,539,028.56	14,515,719.24	11/01/25
20	1648398	Various Exton		PA	Actual/360	4.663%	55,703.19	25,374.16	0.00	N/A	01/01/27	--	13,872,522.73	13,847,148.57	11/01/25
21	1648025	Various Saint Louis		MO	Actual/360	4.730%	62,725.06	0.00	0.00	N/A	01/01/27	--	15,400,000.00	15,400,000.00	11/01/25
22	310937775	LO	Fort Worth	TX	Actual/360	5.000%	51,720.60	24,347.02	0.00	N/A	12/11/26	--	12,012,526.42	11,988,179.40	11/11/25
23	310938367	MU	West Hollywood	CA	Actual/360	5.080%	61,242.22	0.00	0.00	N/A	01/11/27	--	14,000,000.00	14,000,000.00	11/11/25
24	310935943	SS	Various	Various	Actual/360	4.500%	51,343.75	0.00	0.00	N/A	11/11/26	--	13,250,000.00	13,250,000.00	11/11/25
25	1648313	LO	King Of Prussia	PA	Actual/360	5.000%	44,159.86	20,661.35	0.00	N/A	01/01/27	--	10,256,483.20	10,235,821.85	11/01/25
26	410938217	SS	Spokane	WA	Actual/360	4.800%	40,110.27	17,340.59	0.00	N/A	01/11/27	--	9,704,097.96	9,686,757.37	11/11/25
27	610935787	RT	Madera	CA	Actual/360	3.830%	30,256.89	19,549.62	0.00	N/A	10/11/26	--	9,174,158.83	9,154,609.21	11/11/25
28	307271028	IN	Las Vegas	NV	Actual/360	4.824%	38,121.59	16,331.52	0.00	N/A	01/01/27	--	9,177,079.61	9,160,748.09	11/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	1648353	RT	Bedford	TX	Actual/360	4.580%	35,571.07	15,573.91	0.00	N/A	01/01/27	--	9,019,287.00	9,003,713.09	11/01/25
30	300801565	MU	Colorado Springs	CO	Actual/360	5.207%	40,332.60	13,866.12	0.00	N/A	01/01/27	--	8,995,170.65	8,981,304.53	11/01/25
32	307271032	SS	Newark	NJ	Actual/360	4.748%	39,761.20	0.00	0.00	N/A	01/01/27	--	9,725,000.00	9,725,000.00	11/01/25
33	410937758	OF	Glenview	IL	Actual/360	4.900%	34,455.68	16,812.52	0.00	N/A	12/11/26	--	8,165,929.26	8,149,116.74	11/11/25
34	410937051	MF	Rochester Hills	MI	Actual/360	4.870%	39,839.31	0.00	0.00	N/A	09/11/26	--	9,500,000.00	9,500,000.00	11/11/25
35	310937135	SS	Herndon	VA	Actual/360	4.430%	32,075.98	13,152.13	0.00	N/A	11/11/26	--	8,408,471.28	8,395,319.15	11/11/25
36	1647823	RT	Victorville	CA	Actual/360	4.540%	29,625.64	11,608.61	0.00	N/A	11/01/26	--	7,577,967.08	7,566,358.47	11/01/25
37	307271037	OF	Prospect	CT	Actual/360	5.350%	29,212.53	19,200.43	0.00	N/A	12/01/26	--	6,340,976.30	6,321,775.87	11/01/25
38	1647940	LO	Spartanburg	SC	Actual/360	4.590%	25,767.03	14,172.63	0.00	N/A	11/01/26	--	6,519,173.74	6,505,001.11	11/01/25
39	600936969	MH	EI Cajon	CA	Actual/360	4.000%	17,481.79	17,960.74	0.00	N/A	11/11/26	--	5,075,358.35	5,057,397.61	11/11/25
40	1648352	RT	Duncanville	TX	Actual/360	4.560%	23,582.63	10,349.43	0.00	N/A	02/01/27	--	6,005,764.21	5,995,414.78	11/01/25
41	600936604	OF	Phoenix	AZ	Actual/360	4.470%	21,316.70	12,259.44	0.00	N/A	11/11/26	--	5,538,004.76	5,525,745.32	11/11/25
42	410931958	OF	Walnut Creek	CA	Actual/360	4.150%	20,959.24	9,665.27	0.00	N/A	11/11/26	--	5,865,003.11	5,855,337.84	11/11/25
43	1647638	RT	Grapevine	TX	Actual/360	5.040%	22,641.47	9,714.66	0.00	N/A	12/01/26	--	5,216,928.36	5,207,213.70	11/01/25
44	410938456	SS	Plano	TX	Actual/360	5.150%	22,695.31	10,066.26	0.00	N/A	01/11/27	--	5,117,639.43	5,107,573.17	11/11/25
45	610934471	RT	Cranberry Township	PA	Actual/360	4.400%	18,065.09	10,728.66	0.00	N/A	10/11/26	--	4,767,911.03	4,757,182.37	11/11/25
46	410936872	IN	Salt Lake City	UT	Actual/360	4.850%	19,841.10	7,862.72	0.00	N/A	12/11/26	09/11/26	4,750,779.01	4,742,916.29	11/11/25
47	410938187	SS	Knightdale	NC	Actual/360	4.890%	18,719.52	9,111.73	0.00	N/A	01/11/27	--	4,445,561.89	4,436,450.16	11/11/25
48	300801572	SS	Phoenix	AZ	Actual/360	4.945%	19,747.80	7,458.93	0.00	N/A	02/01/27	--	4,637,599.83	4,630,140.90	11/01/25
49	410936912	SS	Buena Park	CA	Actual/360	5.210%	17,215.77	7,522.03	0.00	N/A	12/11/26	--	3,837,333.47	3,829,811.44	11/11/25
50	600936994	MH	EI Cajon	CA	Actual/360	4.000%	11,590.20	11,907.73	0.00	N/A	11/11/26	--	3,364,897.05	3,352,989.32	11/11/25
51	610938044	IN	Chesapeake	VA	Actual/360	4.920%	16,890.16	6,515.33	0.00	N/A	12/11/26	--	3,986,663.22	3,980,147.89	11/11/25
52	410932171	RT	Falls Church	VA	Actual/360	4.730%	14,699.04	7,679.99	0.00	N/A	11/11/26	--	3,608,848.47	3,601,168.48	11/11/25
53	410934496	IN	Napa	CA	Actual/360	4.760%	15,114.17	5,775.84	0.00	N/A	12/11/26	--	3,687,382.59	3,681,606.75	11/11/25
54	610933992	RT	Chapel Hill	NC	Actual/360	5.240%	15,143.24	6,506.45	0.00	N/A	01/11/27	--	3,356,048.52	3,349,542.07	11/11/25
55	600936984	MH	EI Cajon	CA	Actual/360	4.000%	10,193.02	10,472.28	0.00	N/A	11/11/26	--	2,959,263.70	2,948,791.42	11/11/25
56	300801549	RT	Cheektowaga	NY	Actual/360	4.242%	11,507.26	7,168.66	0.00	N/A	12/01/26	--	3,150,227.46	3,143,058.80	11/01/25
57	300801527	MF	Palmdale	CA	Actual/360	4.269%	9,614.95	5,965.71	0.00	N/A	11/06/26	--	2,615,481.61	2,609,515.90	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
58	410937414	RT	Reno	NV	Actual/360	4.950%	10,825.15	5,187.95	0.00	N/A	12/11/26	--	2,539,623.83	2,534,435.88	11/11/25
59	410937026	SS	Saraland	AL	Actual/360	5.250%	9,301.06	4,007.05	0.00	N/A	12/11/26	--	2,057,376.55	2,053,369.50	11/11/25
60	600937294	RT	Salem	OR	Actual/360	5.230%	9,027.63	3,892.51	0.00	N/A	01/11/27	--	2,004,532.52	2,000,640.01	11/11/25
62	410937123	SS	Memphis	TN	Actual/360	4.550%	6,868.60	3,834.27	0.00	N/A	08/11/26	--	1,753,062.51	1,749,228.24	11/11/25
63	410937600	RT	Ridgeland	MS	Actual/360	5.400%	5,906.15	3,823.93	0.00	N/A	12/11/26	09/11/26	1,270,139.67	1,266,315.74	11/11/25
Totals							3,312,236.65	13,833,569.75	0.00				854,052,024.19	840,218,454.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,230,271.45	19,177,766.01	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,271,877.55	13,334,701.50	07/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,437,456.56	12,667,961.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	25,036,579.40	12,546,016.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,736,618.57	4,520,815.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	18,136,884.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,734,796.73	3,514,190.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,483,653.21	1,580,882.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,838,836.84	1,453,371.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,331,830.00	1,661,461.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,983,645.00	2,134,472.65	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,934,346.61	2,352,300.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	30,508,634.20	19,834,252.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,232,196.58	1,183,995.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,448,896.00	1,836,672.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,572,482.57	2,131,054.74	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	7,099,789.00	3,674,613.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,743,951.34	688,610.43	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,624,073.00	795,966.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,136,568.54	1,324,364.46	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,049,336.61	522,381.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,134,795.65	1,991,945.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,194,573.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,866,341.32	1,341,031.36	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,066,801.18	340,075.76	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,457,577.51	914,956.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,171,809.61	886,737.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,388,713.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	953,578.12	406,386.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	854,360.70	718,157.26	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	892,540.16	664,054.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	754,104.78	362,100.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,048,672.01	1,142,692.52	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,038,390.00	715,915.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	830,031.91	518,485.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	701,403.00	191,420.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,088,033.77	529,830.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	595,874.12	475,227.74	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	579,544.13	480,778.89	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	439,237.98	178,303.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	503,715.95	153,452.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,063,915.77	747,823.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	317,034.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	715,283.00	495,177.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	577,518.58	270,413.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	567,849.76	435,283.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	475,736.00	400,103.36	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	379,761.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	532,719.72	300,383.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	492,677.82	342,202.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	503,442.00	257,963.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	461,758.24	229,705.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	328,206.84	136,640.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	224,058.00	61,722.28	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	210,455,750.03	122,941,850.80				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	310938394	13,163,873.99	Payoff w/ yield maintenance	0.00	132,138.29
Totals		13,163,873.99		0.00	132,138.29
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,163,873.99	4.516264%	4.494726%	13
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503787%	4.482380%	14
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503927%	4.482513%	15
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504054%	4.482633%	16
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504181%	4.482752%	17
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504318%	4.482881%	18
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,825,268.91	4.504443%	4.482999%	19
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.509640%	4.485986%	20
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.509773%	4.486107%	21
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.509941%	4.488538%	22
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510072%	4.488662%	23
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510202%	4.488785%	24
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		219,689,099	219,689,099		0	0
13 - 24 Months		620,529,356	620,529,356		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	840,218,454	840,218,454	0	0	0	0
Oct-25	854,052,024	854,052,024	0	0	0	0
Sep-25	854,761,519	854,761,519	0	0	0	0
Aug-25	855,425,691	855,425,691	0	0	0	0
Jul-25	856,087,203	856,087,203	0	0	0	0
Jun-25	856,788,810	856,788,810	0	0	0	0
May-25	857,444,863	857,444,863	0	0	0	0
Apr-25	865,990,714	865,990,714	0	0	0	0
Mar-25	866,664,385	866,664,385	0	0	0	0
Feb-25	867,467,975	867,467,975	0	0	0	0
Jan-25	868,135,708	868,135,708	0	0	0	0
Dec-24	868,800,762	868,800,762	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
57	300801527	2,609,515.90	2,609,515.90	4,250,000.00	04/29/16	229,256.00	2.45230	06/30/25	11/06/26	251
Totals		2,609,515.90	2,609,515.90	4,250,000.00		229,256.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
57	300801527	MF	CA	10/28/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's counsel is currently engaged in settlement discussions with the receiver. As of 10/30/2025, it is assumed based on indications made by the receiver that the loan will be repaid in full by its maturity date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310937320	37,000,000.00	5.14270%	37,000,000.00 5.14270%		10	05/11/20	05/11/20	06/11/20
25	1648313	0.00	5.00000%	0.00	5.00000%	8	04/15/22	07/01/21	--
Totals		37,000,000.00		37,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
57	0.00	0.00	563.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	563.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			563.03

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BAML 2017-BNK3 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29